American Century Investment Trust
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo]

CORE PLUS FUND * DIVERSIFIED BOND FUND * NT DIVERSIFIED BOND FUND
HIGH-YIELD FUND * AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND
INFLATION PROTECTION BOND FUND * PREMIUM MONEY MARKET FUND * PRIME MONEY MARKET FUND
AMERICAN CENTURY-MASON STREET SELECT BOND FUND * SHORT DURATION FUND

Supplement  dated  October 4, 2007 * Statement of Additional  Information  dated
August 1, 2007

THE OTHER ACCOUNTS MANAGED SECTIONS FOR CORE PLUS, DIVERSIFIED BOND, INFLATION
PROTECTION BOND, NT DIVERSIFIED BOND AND SHORT DURATION ON PAGES 63-66 OF THE
SAI ARE REPLACED WITH THE FOLLOWING:

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                REGISTERED                           OTHER ACCOUNTS
                                INVESTMENT                           (E.G., SEPARATE
                                COMPANIES                            ACCOUNTS AND
                                (E.G., OTHER      OTHER POOLED       CORPORATE
                                AMERICAN          INVESTMENT         ACCOUNTS,
                                CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                AND AMERICAN      COMMINGLED         INCUBATION
                                CENTURY -         TRUSTS AND         STRATEGIES AND
                                SUBADVISED        529 EDUCATION      CORPORATE
                                FUNDS)            SAVINGS PLANS)     MONEY)
------------------------------------------------------------------------------------
Core Plus Fund
------------------------------------------------------------------------------------
Alejandro   Number of Other     10                1                  0
Aguilar     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $5,303,955,395    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
Robert      Number of Other     16                2                  0
Gahagan     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $7,456,353,996    $1,449,023,336     N/A
            Accounts Managed
------------------------------------------------------------------------------------
Jeffrey     Number of Other     6                 1                  0
Houston     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $1,951,259,236    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
Brian       Number of Other     8                 1                  0
Howell      Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $3,453,280,468    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
James       Number of Other     7                 1                  0
Keegan      Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $2,037,160,694    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
David       Number of Other     7                 1                  0
MacEwen     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $2,400,746,584    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
Dan         Number of Other     10                1                  0
Shiffman    Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $5,303,955,395    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
John        Number of Other     6                 1                  0
Walsh       Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $1,951,259,236    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                  REGISTERED                        OTHER ACCOUNTS
                                  INVESTMENT                        (E.G., SEPARATE
                                  COMPANIES                         ACCOUNTS AND
                                  (E.G., OTHER     OTHER POOLED     CORPORATE
                                  AMERICAN         INVESTMENT       ACCOUNTS,
                                  CENTURY FUNDS    VEHICLES (E.G.,  INCLUDING
                                  AND AMERICAN     COMMINGLED       INCUBATION
                                  CENTURY -        TRUSTS AND       STRATEGIES AND
                                  SUBADVISED       529 EDUCATION    CORPORATE
                                  FUNDS)           SAVINGS PLANS)   MONEY)
------------------------------------------------------------------------------------
Core Plus Fund
------------------------------------------------------------------------------------
Michael       Number of Other     2                0                0
Difley        Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $96,009,223      N/A              N/A
              Accounts Managed
------------------------------------------------------------------------------------
Jim           Number of Other     11               1                0
Platz(1)      Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $4,857,905,845   $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Seth          Number of Other     15               1                0
Plunkett(1)   Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $5,819,284,645   $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Diversified Bond Fund
------------------------------------------------------------------------------------
Alejandro     Number of Other     10               1                0
Aguilar       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $4,529,726,140   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Robert        Number of Other     16               2                0
Gahagan       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $6,682,124,740   $1,449,023,336   N/A
              Accounts Managed
------------------------------------------------------------------------------------
Jeffrey       Number of Other     6                1                0
Houston       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $1,177,029,981   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Brian         Number of Other     8                1                0
Howell        Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $2,679,051,213   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
James         Number of Other     7                1                0
Keegan        Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $1,262,931,439   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
David         Number of Other     7                1                0
MacEwen       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $1,626,517,328   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Dan           Number of Other     10               1                0
Shiffman      Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $4,529,726,140   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
John          Number of Other     6                1                0
Walsh         Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $1,177,029,981   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                  REGISTERED                         OTHER ACCOUNTS
                                  INVESTMENT                         (E.G., SEPARATE
                                  COMPANIES                          ACCOUNTS AND
                                  (E.G., OTHER      OTHER POOLED     CORPORATE
                                  AMERICAN          INVESTMENT       ACCOUNTS,
                                  CENTURY FUNDS     VEHICLES (E.G.,  INCLUDING
                                  AND AMERICAN      COMMINGLED       INCUBATION
                                  CENTURY -         TRUSTS AND       STRATEGIES AND
                                  SUBADVISED        529 EDUCATION    CORPORATE
                                  FUNDS)            SAVINGS PLANS)   MONEY)
------------------------------------------------------------------------------------
Diversified Bond Fund
Jim           Number of Other     11                1                0
Platz(1)      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $4,281,980,487    $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Seth          Number of Other     15                1                0
Plunkett(1)   Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $5,243,359,288    $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Inflation Protection Bond Fund
------------------------------------------------------------------------------------
Robert        Number of Other     16                2                0
Gahagan       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $7,460,541,280    $1,449,023,336   N/A
              Accounts Managed
------------------------------------------------------------------------------------
Seth          Number of Other     6                 0                0
Plunkett      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $2,661,172,678    N/A              N/A
              Accounts Managed
------------------------------------------------------------------------------------
Brian         Number of Other     11                1                0
Howell(2)     Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $4,855,580,832    $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Jim Platz(2)  Number of Other     11                1                0
              Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $4,855,580,832    $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
NT Diversified Bond Fund
------------------------------------------------------------------------------------
Alejandro     Number of Other     10                1                0
Aguilar       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $5,207,993,251    $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Robert        Number of Other     16                2                0
Gahagan       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $7,360,391,851    $1,449,023,336   N/A
              Accounts Managed
------------------------------------------------------------------------------------
Jeffrey       Number of Other     6                 1                0
Houston       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $1,855,297,091    $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Brian         Number of Other     8                 1                0
Howell        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $3,357,318,323    $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

(2)  MR. HOWELL AND MR. PLATZ BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                 REGISTERED                           OTHER ACCOUNTS
                                 INVESTMENT                           (E.G., SEPARATE
                                 COMPANIES                            ACCOUNTS AND
                                 (E.G., OTHER      OTHER POOLED       CORPORATE
                                 AMERICAN          INVESTMENT         ACCOUNTS,
                                 CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                 AND AMERICAN      COMMINGLED         INCUBATION
                                 CENTURY -         TRUSTS AND         STRATEGIES AND
                                 SUBADVISED        529 EDUCATION      CORPORATE
                                 FUNDS)            SAVINGS PLANS)     MONEY)
-------------------------------------------------------------------------------------
NT Diversified Bond Fund
-------------------------------------------------------------------------------------
James         Number of Other    7                 1                  0
Keegan        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $1,941,198,549    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
David         Number of Other    7                 1                  0
MacEwen       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $2,304,784,439    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Dan           Number of Other    10                1                  0
Shiffman      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,207,993,251    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
John          Number of Other    6                 1                  0
Walsh         Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $1,855,297,091    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Jim Platz(1)  Number of Other    11                1                  0
              Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $4,742,906,713    $51,961,193        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Seth          Number of Other    15                1                  0
Plunkett(1)   Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,704,285,514    $51,961,193        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Short Duration Fund
-------------------------------------------------------------------------------------
Alejandro     Number of Other    10                1                  0
Aguilar       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,318,989,370    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Robert        Number of Other    16                2                  0
Gahagan       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $7,471,387,970    $1,449,023,336     N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Jeffrey       Number of Other    6                 1                  0
Houston       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $1,966,293,210    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Brian         Number of Other    8                 1                  0
Howell        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $3,468,314,442    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                 REGISTERED                          OTHER ACCOUNTS
                                 INVESTMENT                          (E.G., SEPARATE
                                 COMPANIES                           ACCOUNTS AND
                                 (E.G., OTHER     OTHER POOLED       CORPORATE
                                 AMERICAN         INVESTMENT         ACCOUNTS,
                                 CENTURY FUNDS    VEHICLES (E.G.,    INCLUDING
                                 AND AMERICAN     COMMINGLED         INCUBATION
                                 CENTURY -        TRUSTS AND         STRATEGIES AND
                                 SUBADVISED       529 EDUCATION      CORPORATE
                                 FUNDS)           SAVINGS PLANS)     MONEY)
-------------------------------------------------------------------------------------
Short Duration Fund
-------------------------------------------------------------------------------------
James         Number of Other    7                1                  0
Keegan        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $2,052,194,668   $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
David         Number of Other    7                1                  0
MacEwen       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $2,415,780,558   $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Dan           Number of Other    10               1                  0
Shiffman      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,318,989,370   $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
John          Number of Other    6                1                  0
Walsh         Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $1,966,293,210   $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Michael       Number of Other    2                0                  0
Difley        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $111,043,197     N/A                N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Jim           Number of Other    11               1                  0
Platz(1)      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $4,870,302,647   $51,961,193        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Seth          Number of Other    15               1                  0
Plunkett(1)   Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,831,681,447   $51,961,193        N/A
              Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

------

THE OWNERSHIP OF SECURITIES SECTION ON PAGES 68-70 OF THE SAI IS REPLACED WITH
THE FOLLOWING:

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the funds' portfolio managers as of March 31, 2007, the funds' fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Core Plus
  Alejandro Aguilar(1)                A
--------------------------------------------------------------------------------
  Robert Gahagan(1)                   A
--------------------------------------------------------------------------------
  Jeffrey Houston(1)                  A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  James Keegan(1)                     A
--------------------------------------------------------------------------------
  David MacEwen(1)                    A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  John Walsh(1)                       A
--------------------------------------------------------------------------------
  Michael Difley(1)                   A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------
Diversified Bond
  Alejandro Aguilar                   C
--------------------------------------------------------------------------------
  Robert Gahagan                      C
--------------------------------------------------------------------------------
  Jeffrey Houston                     C
--------------------------------------------------------------------------------
  Brian Howell                        C
--------------------------------------------------------------------------------
  James Keegan                        C
--------------------------------------------------------------------------------
  David MacEwen                       C
--------------------------------------------------------------------------------
  Dan Shiffman                        C
--------------------------------------------------------------------------------
  John Walsh                          C
--------------------------------------------------------------------------------
  Jim Platz(2)                        C
--------------------------------------------------------------------------------
  Seth Plunkett(2)                    C
--------------------------------------------------------------------------------
High-Yield
  Michael Difley                      C
--------------------------------------------------------------------------------
  James Keegan                        C
--------------------------------------------------------------------------------
Inflation Protection Bond
  Seth Plunkett(1)                    A
--------------------------------------------------------------------------------
  Robert Gahagan(1)                   A
--------------------------------------------------------------------------------
  Brian Howell(1)(2)                  A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

(2)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

------

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
NT Diversified Bond
  Alejandro Aguilar(1)                A
--------------------------------------------------------------------------------
  Robert Gahagan(1)                   A
--------------------------------------------------------------------------------
  Jeffrey Houston(1)                  A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  James Keegan(1)                     A
--------------------------------------------------------------------------------
  David MacEwen(1)                    A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  John Walsh(1)                       A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------
Premium Money Market
  Steve Permut                        F
--------------------------------------------------------------------------------
  Lynn Paschen(1)                     A
--------------------------------------------------------------------------------
Prime Money Market
  Steve Permut(1)                     A
--------------------------------------------------------------------------------
  Denise Latchford                    C
--------------------------------------------------------------------------------
Short Duration
  Alejandro Aguilar(1)                A
--------------------------------------------------------------------------------
  Robert Gahagan(1)                   A
--------------------------------------------------------------------------------
  Jeffrey Houston(1)                  A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  James Keegan(1)                     A
--------------------------------------------------------------------------------
  David MacEwen(1)                    A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  John Walsh(1)                       A
--------------------------------------------------------------------------------
  Michael Difley(1)                   A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

(2)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56905 0710